UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: May 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS MONEY MARKET TRUST

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

FORM N-Q

MAY 31, 2016

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 99.9%
Education - 14.6%
Amherst, NY, Development Corp., Student Housing Facility Revenue, UBF Facility Student Housing Corp., LOC-HSBC Bank USA N.A.	0.450%	10/1/35	$1,780,000	$1,780,000	(a)(b)
New York State Dormitory Authority Revenue:
Cornell University, SPA-Bank of New York Mellon	0.400%	7/1/33	2,000,000	2,000,000	(a)(b)
Non-State Supported Debt, Columbia University	0.370%	9/1/39	3,460,000	3,460,000	(a)(b)
Non-State Supported Debt, Rockefeller University, SPA-JPMorgan Chase	0.410%	7/1/32	5,600,000	5,600,000	(a)(b)
Non-State Supported Debt, Rockefeller University, SPA-U.S. Bank N.A.	0.410%	7/1/40	1,025,000	1,025,000	(a)(b)
Non-State Supported Debt, St. John’s University, LOC-U.S. Bank N.A.	0.390%	7/1/37	9,860,000	9,860,000	(a)(b)
Non-State Supported Debt, University of Rochester, LOC-JPMorgan Chase	0.430%	7/1/33	2,750,000	2,750,000	(a)(b)
State Supported Debt, Cornell University, SPA-Bank of New York Mellon	0.400%	7/1/33	2,000,000	2,000,000	(a)(b)
Onondaga County, NY, Industrial Development Agency, Civic Facility Revenue, Syracuse University Project, LOC-JPMorgan Chase	0.390%	7/1/37	270,000	270,000	(a)(b)
Onondaga County, NY, Trust Cultural Resource Revenue, Syracuse University Project, LOC-Wells Fargo Bank N.A.	0.370%	12/1/29	5,200,000	5,200,000	(a)(b)

Total Education				33,945,000

Finance - 4.7%
New York City, NY, TFA Revenue:
New York City Recovery Project, SPA-Royal Bank of Canada	0.350%	11/1/22	4,155,000	4,155,000	(a)(b)
New York City Recovery Project, SPA-Royal Bank of Canada	0.350%	11/1/22	3,400,000	3,400,000	(a)(b)
New York State LGAC Revenue, Senior Lien, SPA-JPMorgan Chase	0.420%	4/1/21	3,255,000	3,255,000	(a)(b)

Total Finance				10,810,000

General Obligation - 17.4%
Beacon, NY, City School District, GO, BAN	1.500%	6/24/16	873,775	874,195
Bedford, NY, CSD, GO, BAN	1.250%	7/15/16	1,704,110	1,705,816
Chittenango, NY, CSD, GO, BAN	1.500%	7/2/16	1,176,376	1,177,048
Clarence, NY, GO, BAN	1.500%	7/22/16	1,216,000	1,217,872
Cortland, NY, GO, BAN	2.000%	12/2/16	1,091,500	1,097,976
East Greenbush, NY, CSD, GO, BAN	2.000%	11/18/16	505,367	508,161
Fallsburg, NY, CSD, GO, BAN	1.000%	6/24/16	1,086,033	1,086,263
Greece, NY, CSD, GO, BAN	1.250%	6/24/16	2,550,000	2,551,593
Kings Point, NY, GO	2.000%	7/29/16	1,880,000	1,885,160
Lansing, NY, GO	1.750%	9/14/16	506,500	507,795
Lewis County, NY, GO, BAN	2.000%	8/12/16	750,000	751,859
Liverpool, NY, CSD, GO	1.250%	7/7/16	1,500,000	1,501,409
Nassau County, NY, GO, TAN	2.000%	9/15/16	5,000,000	5,019,702
New York City, NY, GO:
LOC-Bank of New York Mellon	0.350%	3/1/34	1,400,000	1,400,000	(a)(b)
LOC-Bank of Tokyo-Mitsubishi UFJ	0.340%	4/1/42	1,900,000	1,900,000	(a)(b)
LOC-Citibank N.A.	0.380%	4/1/42	1,850,000	1,850,000	(a)(b)
LOC-Mizuho Corporate Bank	0.370%	4/1/42	1,000,000	1,000,000	(a)(b)
LOC-PNC Bank N.A.	0.360%	8/1/41	1,150,000	1,150,000	(a)(b)
LOC-Royal Bank of Canada	0.350%	8/1/36	1,400,000	1,400,000	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
General Obligation - (continued)
North Shore, NY, CSD, GO, TAN	1.500%	6/21/16	$1,000,000	$1,000,484
Ossining Village, NY, GO	1.500%	9/30/16	884,746	886,994
Portville, NY, CSD, GO, BAN	1.500%	8/12/16	500,000	500,785
Roslyn, NY, Union Free School District, GO, BAN	2.000%	9/23/16	1,000,000	1,004,123
Southold, NY, GO, BAN	1.750%	8/26/16	800,000	802,034
Tompkins County, NY, GO:
BAN	1.500%	7/8/16	1,350,000	1,351,298
BAN	2.000%	10/14/16	1,240,000	1,246,846
Tuckahoe, NY, Union Free School District, GO, TAN	1.500%	6/20/16	500,000	500,180
Washington County, NY, GO, BAN	1.500%	6/10/16	1,500,000	1,500,368
West Irondequoit, NY, CSD, GO, BAN	1.750%	6/29/16	1,000,000	1,000,853
Williamsville, NY, GO, BAN	1.500%	7/13/16	2,000,000	2,001,708

Total General Obligation				40,380,522

Health Care - 11.1%
Franklin County, NY, Civic Development Corp. Revenue, Alice Hyde Medical Center Project, LOC-HSBC Bank USA N.A.	0.450%	10/1/38	970,000	970,000	(a)(b)
Nassau Health Care Corp., NY, Revenue, Nassau County GTD, LOC-TD Bank N.A.	0.370%	8/1/29	9,045,000	9,045,000	(a)(b)
New York City, NY, Health & Hospital Corp. Revenue, LOC-JPMorgan Chase	0.420%	2/15/26	4,135,000	4,135,000	(a)(b)
New York State Dormitory Authority Revenue:
Catholic Health System Obligation, LOC-HSBC Bank USA N.A.	0.450%	7/1/25	100,000	100,000	(a)(b)
Non-State Supported Debt, Northern Westchester Association, LOC-TD Bank N.A.	0.370%	11/1/34	1,370,000	1,370,000	(a)(b)
Niagara, NY, Area Development Corp. Revenue, Niagara Falls Memorial Medical Center, LOC-HSBC Bank USA N.A.	0.390%	11/1/36	3,235,000	3,235,000	(a)(b)
Syracuse, NY, Industrial Development Agency, Civic Facility Revenue, Crouse Health Hospital Inc. Project, LOC-HSBC Bank USA N.A.	0.440%	1/1/23	440,000	440,000	(a)(b)
Westchester County, NY, Industrial Development Agency, Civic Facility Revenue, Northern Westchester Hospital Association, LOC-TD Bank N.A.	0.370%	11/1/24	6,585,000	6,585,000	(a)(b)

Total Health Care				25,880,000

Housing: Multi-Family - 19.7%
New York City, NY, HDC Revenue:
FNMA, LIQ-FNMA	0.400%	4/15/36	500,000	500,000	(a)(b)
Related-West 89th Street Development, FNMA, LIQ-FNMA	0.430%	11/15/29	2,600,000	2,600,000	(a)(b)(c)
New York City, NY, HDC, MFH Revenue:
Royal Properties, FNMA, LIQ-FNMA	0.390%	4/15/35	3,200,000	3,200,000	(a)(b)
Sustainable Neighborhood, LIQ-Citibank N.A.	0.370%	5/1/20	4,000,000	4,000,000	(a)(b)
New York City, NY, HDC, Multi-Family Mortgage Revenue:
Markham Gardens Apartments, LIQ-FHLMC	0.410%	1/1/40	600,000	600,000	(a)(b)(c)
Sons of Italy Apartments, LOC-Mizuho Corporate Bank	0.400%	2/1/49	1,500,000	1,500,000	(a)(b)
New York State Housing Finance Agency Revenue:
10 Liberty, LOC-FHLMC	0.390%	5/1/35	1,365,000	1,365,000	(a)(b)
42nd & 10th Housing, LIQ-FHLMC, LOC-FHLMC	0.370%	11/1/41	1,400,000	1,400,000	(a)(b)
625 West 57th Street, LOC-Bank of New York Mellon	0.370%	5/1/49	2,100,000	2,100,000	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Housing: Multi-Family - (continued)
FNMA, LIQ-FNMA	0.430%	5/15/31	$2,600,000	$2,600,000	(a)(b)(c)
Housing 160 Madison Avenue LLC, LOC-PNC Bank N.A.	0.380%	11/1/46	9,510,000	9,510,000	(a)(b)
Housing 855 Sixth, LOC-Wells Fargo Bank N.A.	0.420%	11/1/47	5,000,000	5,000,000	(a)(b)
Victory Housing, LIQ-FHLMC	0.430%	11/1/33	8,100,000	8,100,000	(a)(b)(c)
Weyant Green Apartments, FNMA, LIQ-FNMA	0.430%	5/15/37	1,100,000	1,100,000	(a)(b)(c)
Worth Street, FNMA, LIQ-FNMA	0.430%	5/15/33	2,200,000	2,200,000	(a)(b)(c)

Total Housing: Multi-Family				45,775,000

Housing: Single Family - 3.6%
New York State Housing Finance Agency Revenue:
10 Barclay Street, FNMA, LIQ-FNMA	0.400%	11/15/37	3,000,000	3,000,000	(a)(b)
345 East 94th Street Associates LLC, LIQ-FHLMC	0.410%	11/1/30	1,600,000	1,600,000	(a)(b)(c)
Ramapo, NY, Housing Authority Revenue, Spring Valley Homes Redevelopment Project LLC, FNMA, LIQ-FNMA	0.420%	12/15/38	3,810,000	3,810,000	(a)(b)(c)

Total Housing: Single Family				8,410,000

Industrial Revenue - 2.4%
Lancaster, NY, Industrial Development Agency, IDR, Sealing Devices Inc. Facility, LOC-HSBC Bank USA N.A.	0.470%	12/1/20	1,060,000	1,060,000	(a)(b)(c)
New York City, NY, Industrial Development Agency, Civic Facility Revenue:
Auditory, Oral School Project, LOC-Wachovia Bank N.A.	0.410%	12/1/32	1,370,000	1,370,000	(a)(b)
Jewish Board of Family and Children’s Services Inc., LOC-TD Bank N.A.	0.370%	7/1/25	1,800,000	1,800,000	(a)(b)
New York City, NY, Industrial Development Agency, IDR, PS Bibbs Inc., LOC-JPMorgan Chase	0.500%	6/1/21	840,000	840,000	(a)(b)(c)
Suffolk County, NY, Industrial Development Agency, IDR, Third Project Wolf Family, LOC-HSBC Bank USA N.A.	0.500%	10/1/17	440,000	440,000	(a)(b)(c)

Total Industrial Revenue				5,510,000

Life Care Systems - 0.5%
New York State Dormitory Authority Revenue, Catholic Health System Obligation, LOC-HSBC Bank USA N.A.	0.450%	7/1/25	1,055,000	1,055,000	(a)(b)

Miscellaneous - 3.0%
Build NYC Resource Corp., NY, Revenue, Loan Enhanced Assistance Program, LOC-JPMorgan Chase	0.400%	3/1/38	7,030,000	7,030,000	(a)(b)

Power - 3.8%
New York State Energy Research & Development Authority Revenue:
Consolidated Edison Co. of New York Inc. Project, LOC-Scotiabank	0.400%	6/1/36	2,000,000	2,000,000	(a)(b)(c)
Consolidated Edison Co. of New York Inc. Project, LOC-Scotiabank	0.400%	6/1/36	200,000	200,000	(a)(b)(c)
Consolidated Edison Co. of New York Inc. Project, LOC-Scotiabank	0.430%	6/1/36	4,700,000	4,700,000	(a)(b)(c)
Consolidated Edison Co. of New York Inc. Project, LOC-Scotiabank	0.430%	6/1/36	2,000,000	2,000,000	(a)(b)(c)

Total Power				8,900,000

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Public Facilities - 3.1%
New York City, NY, Trust for Cultural Resources Revenue:
Metropolitan Museum of Art	0.400%	10/1/36	$2,450,000	$2,450,000	(a)(b)
Metropolitan Museum of Art	0.400%	10/1/36	800,000	800,000	(a)(b)
New York Botanical Garden, LOC-JPMorgan Chase	0.430%	7/1/32	2,490,000	2,490,000	(a)(b)
New York State Dormitory Authority Revenue, Metropolitan Museum of Art	0.410%	7/1/23	1,450,000	1,450,000	(a)(b)

Total Public Facilities				7,190,000

Tax Allocation - 4.4%
Nassau County, NY, Interim Finance Authority Revenue, SPA-Sumitomo Mitsui Banking, Sales Tax Secured	0.400%	11/15/21	9,370,000	9,370,000	(a)(b)
New York City, NY, TFA Revenue, Future Tax Secured, SPA-Mizuho Bank Ltd.	0.330%	8/1/43	800,000	800,000	(a)(b)

Total Tax Allocation				10,170,000

Transportation - 7.1%
MTA, NY, Revenue:
LOC-Citibank N.A.	0.380%	11/15/50	2,600,000	2,600,000	(a)(b)
LOC-Royal Bank of Canada	0.380%	11/1/35	5,000,000	5,000,000	(a)(b)
Transportation, LOC-Bank of Tokyo-Mitsubishi UFJ	0.380%	11/15/50	2,400,000	2,400,000	(a)(b)
Port Authority of New York & New Jersey Revenue	4.000%	6/1/16	410,000	410,000
Triborough Bridge & Tunnel Authority, NY, Revenue:
LOC-Bank of Tokyo-Mitsubishi UFJ	0.410%	1/1/32	4,785,000	4,785,000	(a)(b)
LOC-Helaba	0.390%	11/1/32	300,000	300,000	(a)(b)
LOC-Wells Fargo Bank N.A.	0.350%	1/1/32	1,100,000	1,100,000	(a)(b)

Total Transportation				16,595,000

Water & Sewer - 4.5%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution, SPA-Royal Bank of Canada	0.350%	6/15/48	3,400,000	3,400,000	(a)(b)
Second General Resolution, SPA-State Street Bank & Trust Co.	0.370%	6/15/32	500,000	500,000	(a)(b)
SPA-Mizuho Bank Ltd.	0.360%	6/15/33	5,700,000	5,700,000	(a)(b)
New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revenue, Revolving Fund, NYC Municipal Water Finance Authority Project	5.000%	6/15/16	1,010,000	1,011,735

Total Water & Sewer				10,611,735

TOTAL INVESTMENTS - 99.9% (Cost - $232,262,257#)				232,262,257
Other Assets in Excess of Liabilities - 0.1%				340,311

TOTAL NET ASSETS - 100.0%				$232,602,568

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2016

Abbreviations used in this schedule:

BAN	— Bond Anticipation Notes
CSD	— Central School District
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
IDR	— Industrial Development Revenue
LGAC	— Local Government Assistance Corporation
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TAN	— Tax Anticipation Notes
TFA	— Transitional Finance Authority

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset New York Tax Free Money Market Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-Term Investments†	—	$232,262,257	—	$232,262,257

†	See Schedule of Investments for additional detailed categorizations.

2. Money market fund reform

Under new federal regulations, the Fund will be allowed to continue to use the special pricing and valuation conventions that currently facilitate a constant share price of $1.00 if it operates as a retail money market fund. The Fund expects to operate as a retail money market fund on or before October 14, 2016. As of such date, only accounts beneficially owned by natural persons (retail investors) may be invested in the Fund. If the shareholder is not a retail investor, the shareholder must redeem his/her fund shares or his/her shares will be redeemed involuntarily by the Fund prior to that date. The Fund will notify affected shareholders of its intent to make any such involuntary redemptions. In addition, on or before that date, the Fund may impose fees upon the sale of shares or temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 22, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	July 22, 2016